CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Loss for the year	$ (117,567)	$ (60,311)
Items not affecting cash
Depreciation	2,015	613
Share-based payments	14,108	4,918
Flow-through share premium recovery	(12,890)	(11,136)
Accretion	166	162
Gain on sale of mineral property (Note 7)		(4,118)
Realized gain on sale of marketable securities	(892)	(1,321)
Unrealized loss (gain) on marketable securities	944	(2,755)
Changes in non-cash operating working capital
Receivables	(4,451)	(1,324)
Prepaid expenses	(4,712)	(508)
Accounts payable and accrued liabilities	(1,135)	9,400
Net cash used in operating activities	(124,414)	(66,380)
INVESTING ACTIVITIES
Deposits refunded (paid)	483	(1,222)
Exploration and evaluation asset expenditures	(475)	(768)
Purchase of marketable securities	(3,415)
Proceeds from sale of marketable securities	1,256	2,087
Proceeds from sale of mineral property (Note 7)		7,500
Costs to prepare the mineral property for sale (Note 7)		(355)
Proceeds from disposal of capital asset	36
Purchase of capital assets	(11,431)	(5,120)
Net cash provided by (used in) investing activities	(13,546)	2,122
FINANCING ACTIVITIES
Lease payments	(1,573)	(1,531)
Net proceeds from share issuances	128,735	83,909
Proceeds from warrant exercises		5,571
Proceeds from issuance of Tahltan Investment Rights	5,000
Proceeds from option exercises	8,290	1,011
Net cash provided by financing activities	140,452	88,960
Change in cash and cash equivalents during the year	2,492	24,702
Cash and cash equivalents, beginning of the year	37,821	13,119
Cash and cash equivalents, end of the year	40,313	37,821
Cash	35,584	33,592
Cash equivalents	$ 4,729	$ 4,229